Note 5 - Grants and Collaboration Revenue (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from Grants	$ 1,075,270	$ 828,918	$ 428,081
Revenue from Collaboration	95,000
NIH Grants [Member]
Revenue from Grants	980,270	$ 828,918	$ 428,081
Unused Grant Funds	$ 481,695